Condensed Statements of Cash flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 51,435,171	$ 22,826,454	$ 23,969,950
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	5,245,947	3,998,548	2,156,710
Changes in operating assets and liabilities:
Amount due from related party	(4,306,913)	(2,740,357)	(667,489)
Other current assets	(1,524,067)	(1,090,320)	42,358
Deferred tax assets	1,761,367	(476,354)	(1,657,344)
Uncertain tax position liabilities	168,926	(156,289)	168,926
Other current liabilities	7,690,762	2,706,750	652,625
Other non-current liabilities	1,483,015	227,196	896,987
Net cash provided by (used in) operating activities	93,969,758	29,953,666	21,286,623
Cash flows from investing activities:
Proceeds from sale of available for sale	4,949,984
Purchases of available for sale	(4,949,984)
Investment in subsidiaries and VIEs	(8,483,375)	(3,198,240)	(1,554,229)
Net cash used in investing activities	(17,141,870)	(34,565,150)	(20,818,246)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	1,130,401	407,569	649,672
Share repurchase	(11,675,955)
Net cash provided by (used in) financing activities	(3,103,229)	(13,791,999)	680,694
Net increase (decrease) in cash and cash equivalents	76,552,163	(17,298,184)	3,589,642
Cash and cash equivalents-beginning of the year	119,561,152	136,859,336	133,269,694
Cash and cash equivalents-end of the year	196,113,315	119,561,152	136,859,336
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders	51,435,171	22,826,454	23,969,950
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation		487,435	2,156,710
Gain on change in fair value of derivative liabilities
Gain from equity in subsidiaries and VIE	(51,233,683)	(23,539,869)	(22,373,127)
Changes in operating assets and liabilities:
Amount due from related party	929,736	405,905	(18,788)
Other current assets	(309,674)	(223,065)	1,039,117
Deferred tax assets	(40,153)	52,879	(467,096)
Uncertain tax position liabilities	168,926	169,389	168,926
Other current liabilities	352,432	(419,372)	(144,901)
Other non-current liabilities	96,942	(173,576)	401,905
Net cash provided by (used in) operating activities	1,399,697	(413,820)	4,732,696
Cash flows from investing activities:
Proceeds from sale of available for sale	4,949,984
Purchases of available for sale	(4,949,984)
Increase in amount due from subsidiaries and VIEs		(17,000,000)	(23,000,000)
Investment in subsidiaries and VIEs			(3,855,366)
Net cash used in investing activities		(17,000,000)	(26,855,366)
Cash flows from financing activities:
(Issuance costs of) refunds from the initial public offering			31,022
Dividends paid	(7,673,585)	(7,856,908)
Proceeds from issuance of ordinary shares upon exercise of stock options	1,130,401	407,569	649,673
Share repurchase	(3,155,192)	(8,520,763)
Net cash provided by (used in) financing activities	(9,698,376)	(15,970,102)	680,695
Net increase (decrease) in cash and cash equivalents	(8,298,679)	(33,383,922)	(21,441,975)
Cash and cash equivalents-beginning of the year	50,987,910	84,371,832	105,813,807
Cash and cash equivalents-end of the year	$ 42,689,231	$ 50,987,910	$ 84,371,832